Stock-Based Compensation - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022
Outstanding Shares
Beginning balance (in shares)	8,657,000
Granted (in shares)	1,783,000
Exercised (in shares)	(1,018,000)
Canceled (in shares)	(1,201,000)
Ending balance (in shares)	8,221,000
Outstanding Shares, Options vested and expected to vest (in shares)	8,017,000
Weighted Average Exercise Price
Beginning balance (in usd per share)	$ 132.58
Granted (in usd per share)	165.89
Exercised (in usd per share)	112.53
Canceled (in usd per share)	114.19
Ending balance (in usd per share)	144.03
Weighted-Average Exercise Price, Options vested and expected to vest (in usd per share)	$ 143.55
Aggregate Intrinsic Value
Outstanding	$ 268	$ 333
Options vested and expected to vest	$ 265